Angel Oak Strategic Credit Fund

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 16.98%
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	$200,000	$199,227
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	300,000	313,143
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	254,220
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	250,000	255,383
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(b)	350,000	293,034
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(b)	100,000	78,859
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(b)	184,546	172,700
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	500,000	510,679

TOTAL ASSET-BACKED SECURITIES — (Cost — $2,055,677)		2,077,245

Collateralized Loan Obligations — 14.67%
AMMC CLO Ltd., Series 2016-19A, Class E, 9.001% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(c)	250,000	244,190
AMMC CLO Ltd., Series 2014-15A, Class ERR, 8.911% (3 Month LIBOR USD + 6.910%), 1/15/2032 (a)(c)	250,000	233,851
Ares XLIV CLO Ltd., Series 2017-44A, Class E, 10.051% (3 Month LIBOR USD + 8.050%), 10/15/2029 (a)(c)	500,000	425,031
MMCF CLO LLC, Series 2017-1A, Class D, 8.366% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(c)	100,000	95,457
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 8.901% (3 Month LIBOR USD + 6.900%), 4/15/2030 (a)(c)	250,000	226,247
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 10.501% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(c)	500,000	488,510
York CLO Ltd., Series 2015-1A, Class F, 9.203% (3 Month LIBOR USD + 7.250%), 1/22/2031 (a)(c)	100,000	81,825

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost — $1,926,443)		1,795,111

Commercial Mortgage-Backed Securities — 10.27%
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 6.114% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(c)	250,000	250,957
CSMC Trust, Series 2017-PFHP, Class G, 8.064% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(c)	250,000	252,597
GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class G, 6.164% (1 Month LIBOR USD + 4.250%), 8/16/2032 (a)(c)	300,000	300,716
GS Mortgage Securities Trust, Series 2018-HART, Class F, 5.814% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(c)	250,000	250,211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 5.914% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(c)	100,000	100,751
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (d)	100,000	101,479

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES — (Cost — $1,246,077)		1,256,711

Commercial Mortgage-Backed Securities - U.S. Government Agency — 4.09%
Federal National Mortgage Association, Series 2019-01, Class M10, 5.050% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(c)	500,000	500,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost — $500,000)		500,000

Corporate Obligations — 9.22%
Financial — 6.70%
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	100,000	106,250
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (a)	100,000	98,750
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	300,000	310,610
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	303,965

		819,575

Real Estate Investment Trust — 2.52%
Ready Capital Corp., 6.500%, 4/30/2021	12,000	308,400

TOTAL CORPORATE OBLIGATIONS (Cost — $1,098,927)		1,127,975

Residential Mortgage-Backed Securities — 36.62%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.727%, 12/25/2046 (d)(e)	1,597,702	120,988
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (f)	323,458	155,217
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.143% (1 Month LIBOR USD + 0.320%), 6/25/2046 (c)	433,488	197,664
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.914%, 2/25/2035 (d)(e)	3,820,245	60,772
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 2.323% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	309,374	181,837
CSMC Trust, Series 2018-RPL2, Class A2, 4.311%, 8/25/2062 (a)(d)	211,000	217,918
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(d)	200,000	198,572
Federal National Mortgage Association, Series 2016-C01, Class M2M, 8.773% (1 Month LIBOR USD + 6.950%), 8/25/2028 (c)	225,096	243,115
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 4.823% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	100,000	104,017
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (f)	49,714	25,371
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (d)	163,281	90,348
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A2, 4.250%, 5/25/2059 (a)(f)	366,000	367,160
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 1.943% (1 Month LIBOR USD + 0.120%), 4/25/2037 (c)	191,613	100,120
Pretium Mortgage Credit Partners I, Series 2019-NPL1, Class A2, 5.927%, 7/28/2060 (a)(f)	150,000	152,171
RBSSP Resecuritization Trust, Series 2009-10, Class 2A2, 2.000%, 1/26/2037 (a)(d)	482,844	344,906
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	84,279	84,191
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	273,977	256,500

Residential Asset Securitization Trust, Series 2006-A8, Class 2A7, 6.500%, 8/25/2036	311,764	193,641
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(d)	270,000	269,993
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.750%, 8/26/2058 (a)(d)	150,000	150,160
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	203,849	214,672
Verus Securitization Trust, Series 2019-1, Class B1, 5.311%, 2/25/2059 (a)(d)	500,000	502,944
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(d)	250,000	247,702

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES—(Cost — $4,513,659)		4,479,979

	Shares
Short-Term Investments — 7.94%
Money Market Funds — 7.94%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.73% (g)(h)	970,716	970,716

TOTAL SHORT-TERM INVESTMENTS (Cost — $970,716)		970,716

TOTAL INVESTMENTS — 99.79% (Cost — $12,311,499)		12,207,737
Other Assets in Excess of Liabilities — 0.21%		25,350

NET ASSETS — 100.00%		$12,233,087

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2019, the value of these securities amounted to $9,013,361 or 73.68% of net assets.

(b)	Principal Only Security.
(c)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2019.
(d)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2019.
(e)	Interest Only Security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2019.
(g)	Rate disclosed is the seven day yield as of October 31, 2019.
(h)	All or portion of this security has been pledged as collateral in connection with open futures contracts.

Angel Oak Strategic Credit Fund

Schedule of Open Futures Contracts

October 31, 2019 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	December 2021	(5)	$(513,024)	$(16,525)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(602,238)	(21,917)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	(106,922)	(3,696)

Total				$(42,138)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,077,245	$—	$2,077,245
Collateralized Loan Obligations	—	1,795,111	—	1,795,111
Commercial Mortgage-Backed Securities	—	1,256,711	—	1,256,711
Commercial Mortgage-Backed Securities - U.S. Government Agency	—	500,000	—	500,000
Corporate Obligations	—	1,127,975	—	1,127,975
Residential Mortgage-Backed Securities	—	4,479,979	—	4,479,979
Short-Term Investments	970,716	—	—	970,716

Total	$970,716	$11,237,021	$—	$12,207,737

Other Financial Instruments*
Liabilities
Futures Contracts	$(42,138)	$—	$—	$(42,138)

*

Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended October 31, 2019, was ($1,781,581).